Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2025
Long-Term Debt.
Schedule of long-term debt

		June 30,	December 31,
(U.S. Dollars in thousands)	Vessel	2025	2024
$345 million loan facility	Anna Knutsen, Tordis Knutsen, Vigdis Knutsen, Brasil Knutsen, Lena Knutsen	$250,892	$263,438
$240 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	169,057	186,792
Hilda loan facility	Hilda Knutsen	52,500	56,250
$192.1 million loan facility	Synnøve Knutsen, Tove Kuntsen	140,044	144,597
$69 million Tuva loan facility	Tuva Knutsen	65,156	67,744
$90 million Live loan facility	Live Knutsen	72,146	—
$25 million revolving credit facility with NTT		1,500	1,500
$25 million revolving credit facility with Shinsei		10,000	25,000
Raquel Sale & Leaseback	Raquel Knutsen	70,892	73,653
Torill Sale & Leaseback	Torill Knutsen	86,398	90,679
Total long-term debt		$918,585	$909,653
Less: current installments		181,060	258,739
Less: unamortized deferred loan issuance costs		2,030	2,080
Current portion of long-term debt		179,030	256,659
Amounts due after one year		737,525	650,914
Less: unamortized deferred loan issuance costs		2,076	2,839
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$735,449	$648,075

Schedule of partnership's outstanding debt repayable

	Sale &	Period
(U.S. Dollars in thousands)	Leaseback	repayment	Balloon repayment	Total
2025 (excluding the six months ended June 30, 2025)	$7,357	$44,660	$81,077	$133,094
2026	15,060	74,461	284,203	373,724
2027	15,751	37,034	95,098	147,883
2028	16,520	19,080	78,824	114,424
2029	17,232	6,154	—	23,386
2030 and thereafter	85,370	40,704	—	126,074
Total	$157,290	$222,093	$539,202	$918,585